Share-based compensation - Narrative (Details) € / shares in Units, € in Millions			1 Months Ended				11 Months Ended	12 Months Ended
	Apr. 28, 2021 EUR (€) € / shares	Jan. 17, 2021 shares	Dec. 31, 2021 shares	Oct. 31, 2021 shares	Sep. 30, 2021 shares	Jun. 30, 2021 shares	Nov. 30, 2021	Dec. 31, 2021 EUR (€) shares tranche	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	May 31, 2021	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Distributions paid to Stellantis shareholders | €								€ 4,204	€ 0	€ 618
Stellantis Shareholders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Distributions paid to Stellantis shareholders | €	€ 1,000
Dividends paid, ordinary shares per share (in euro per share) | € / shares	€ 0.32
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)								4,499,970
Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)								2,934,454
Performance Share Units Synergies (PSU Synergies)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)								2,934,454
Performance Share Units Compliance (PSU Compliance)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)								733,729
Performance Share Units Electrification (PSU Electrification)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)								733,498
Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		24,300,000
Performance Share Units and Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible securities conversion ratio											1.0216283	1.0670166
Expense from share-based payment transactions with employees | €								€ 201	€ 34	€ 37
2021-2023 LTIP | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)					1,300,000	6,000,000
2021-2023 LTIP | Performance Share Units | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)						1,000,000
2021-2023 LTIP | Performance Share Units | Minimum | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent						0.00%
2021-2023 LTIP | Performance Share Units | Maximum | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent						200.00%
2021-2023 LTIP | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)				1,000,000		2,700,000
2021-2023 LTIP | Restricted Share Units | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)								800,000
Requisite service period							3 years
2021-2023 LTIP | Performance Share Units, Special Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			400,000
Requisite service period			2 years
2021-2023 LTIP | Performance Share Units, Special Award | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent			0.00%
2021-2023 LTIP | Performance Share Units, Special Award | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent			100.00%
2021-2023 LTIP | Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite service period								3 years
Percent of units subject to certain criteria								40.00%
2021-2023 LTIP | Performance Share Units TSR (PSU TSR) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								0.00%
2021-2023 LTIP | Performance Share Units TSR (PSU TSR) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								200.00%
2021-2023 LTIP | Performance Share Units Synergies (PSU Synergies)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite service period								3 years
Percent of units subject to certain criteria								40.00%
2021-2023 LTIP | Performance Share Units Synergies (PSU Synergies) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								0.00%
2021-2023 LTIP | Performance Share Units Synergies (PSU Synergies) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								100.00%
2021-2023 LTIP | Performance Share Units Compliance (PSU Compliance)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria								10.00%
2021-2023 LTIP | Performance Share Units Electrification (PSU Electrification)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)								7,300,000
Requisite service period								3 years
Percent of units subject to certain criteria								10.00%
Number of tranches, vesting | tranche								1
2021-2023 LTIP | Performance Share Units Electrification (PSU Electrification) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								0.00%
2021-2023 LTIP | Performance Share Units Electrification (PSU Electrification) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								100.00%
2017 Performance Share Plan | Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		2,000,000
2017 Performance Share Plan | Replacement Stellantis RSU awards, after distribution of Faurecia shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		100,000
2018 Performance Share Plan | Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		4,100,000
2018 Performance Share Plan | Replacement Stellantis RSU awards, after distribution of Faurecia shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		200,000
2019 Performance Share Plan | Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		4,300,000
2019 Performance Share Plan | Replacement Stellantis RSU awards, after distribution of Faurecia shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		300,000
2020 Performance Share Plan | Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		4,600,000
2020 Performance Share Plan | Replacement Stellantis RSU awards, after distribution of Faurecia shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		300,000